Pension and Postretirement Benefits (Estimated Amounts that will be Amortized from Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) / loss	$ 5.8
Prior service cost	2.0
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) / loss	$ (0.5)